Pensions and Postretirement Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Annual supplemental retirement benefit (up to)	$ 400,000
Supplemental retirement benefit, payment period, maximum (up to)	13 years
Supplemental retirement benefit, credited service period (up to)	7 years
Supplemental retirement benefit, service credit period	20 years
Supplemental retirement benefit, percent of pension to be received	100.00%
Supplemental retirement benefit, expense	$ 200,000	$ 600,000	$ 500,000
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Reductions in service costs	(100,000)
Reductions in interest costs	(500,000)
Estimated net loss, prior service cost and net transition obligation that will be amortized from accumulated other comprehensive income into net periodic benefit cost	1,100,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Reductions in interest costs	(100,000)
Estimated net loss, prior service cost and net transition obligation that will be amortized from accumulated other comprehensive income into net periodic benefit cost	$ 100,000
Minimum | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Spot rates used to determine service and interest costs	3.29%
Minimum | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Reductions in service costs	$ 0
Spot rates used to determine service and interest costs		2.93%
Maximum | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Spot rates used to determine service and interest costs	4.19%
Maximum | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Spot rates used to determine service and interest costs		4.43%